AB Impact Municipal Income Shares

Portfolio of Investments

July 31, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.9%
Long-Term Municipal Bonds – 97.9%
Alabama – 0.9%
Alabama Community College System ACCS Enhancements Fee Revenue AGM Series 2021 4.00%, 09/01/2051	$	5,500	$5,274,087

Arizona – 4.2%
Arizona Industrial Development Authority Series 2021-A 4.00%, 07/01/2051		3,195	2,916,460
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-A 4.00%, 07/01/2061		3,980	3,515,107
Series 2021-B 4.00%, 07/01/2051		1,250	1,141,025
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2020 4.00%, 02/01/2050		4,500	4,296,515
Series 2021 4.00%, 02/01/2038		1,400	1,413,113
Industrial Development Authority of the County of Pima (The) (TMC HealthCare Obligated Group) Series 2021 4.00%, 04/01/2046		3,500	3,299,976
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2020 5.00%, 07/01/2040(a)		500	505,381
5.00%, 07/01/2050(a)		1,175	1,158,089
5.00%, 07/01/2054(a)		640	621,563
Series 2021 4.00%, 07/01/2051(a)		1,625	1,337,913
4.00%, 07/01/2061(a)		5,210	4,123,908

			24,329,050

California – 14.7%
California Educational Facilities Authority (Mount St Mary’s University/CA) Series 2018-A 5.00%, 10/01/2036		405	430,814
5.00%, 10/01/2046		2,750	2,865,897
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2047		3,750	3,831,651
California Health Facilities Financing Authority (On Lok Senior Health Services Obligated Group) Series 2020 5.00%, 08/01/2050		1,000	1,036,869
5.00%, 08/01/2055		1,200	1,239,123

	Principal Amount (000)		U.S. $ Value

California Health Facilities Financing Authority (State of California Personal Income Tax Revenue) Series 2022 4.19%, 06/01/2037	$	3,390	$3,196,714
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2024 3.25%, 08/01/2029		5,000	4,945,961
California Infrastructure & Economic Development Bank (California Science Center Foundation) Series 2021 4.00%, 05/01/2046		5,000	4,952,320
4.00%, 05/01/2051		5,000	4,865,250
4.00%, 05/01/2055		5,000	4,821,153
California Infrastructure & Economic Development Bank (Roseville Sustainable Energy Partner LLC) Series 2024 5.00%, 07/01/2044		2,000	2,128,881
California Municipal Finance Authority (Community Health Centers of The Central Coast, Inc.) Series 2021-A 5.00%, 12/01/2036(a)		525	534,458
5.00%, 12/01/2046(a)		7,985	7,819,735
5.00%, 12/01/2054(a)		1,990	1,926,064
California Municipal Finance Authority (Healthright 360) Series 2019-A 5.00%, 11/01/2039(a)		1,775	1,743,696
5.00%, 11/01/2049(a)		6,075	5,565,498
California Municipal Finance Authority (La Maestra Family Clinic, Inc.) Series 2021 4.00%, 09/01/2046		2,960	2,922,936
4.00%, 09/01/2051		2,745	2,700,928
California Municipal Finance Authority (Valley Health Team, Inc.) Series 2021 4.00%, 07/01/2037		1,200	1,234,749
4.00%, 07/01/2046		2,090	2,062,315
4.00%, 07/01/2051		1,945	1,914,120
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037(a)		600	603,053
5.00%, 06/01/2054(a)		250	240,236
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 4.75%, 06/01/2036(a)		1,365	1,301,434
5.00%, 06/01/2051(a)		2,500	2,210,668

	Principal Amount (000)		U.S. $ Value

California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2037(a)	$	1,000	$1,002,201
5.00%, 06/01/2048(a)		1,085	1,032,649
5.00%, 06/01/2056(a)		1,000	935,066
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2048(a)		3,750	3,637,769
California School Finance Authority (Girls Athletic Leadership Schools Los Angeles) Series 2021 4.00%, 06/01/2041(a)		955	806,344
4.00%, 06/01/2051(a)		1,000	771,060
California School Finance Authority (Green DOT Public Schools Obligated Group) Series 2018 5.00%, 08/01/2038(a)		3,000	3,083,786
Series 2022 5.375%, 08/01/2042(a)		1,500	1,587,589
City of Oakland CA Series 2023-A 5.50%, 07/15/2053		2,500	2,874,021
Series 2023-D 5.50%, 07/15/2053		2,500	2,874,021

			85,699,029

Colorado – 0.4%
Denver Health & Hospital Authority Series 2019-A 4.00%, 12/01/2038		1,020	952,705
4.00%, 12/01/2039		1,000	925,327
4.00%, 12/01/2040		750	681,923

			2,559,955

Connecticut – 0.9%
City of Bridgeport CT Series 2021-A 4.00%, 08/01/2037		775	787,889
4.00%, 08/01/2039		1,000	1,007,203
4.00%, 08/01/2040		325	325,514
BAM Series 2018-C 5.00%, 07/15/2036		1,000	1,061,181
5.00%, 07/15/2038		620	654,945
BAM Series 2019-A 5.00%, 02/01/2035		1,500	1,609,668

			5,446,400

District of Columbia – 4.5%
District of Columbia (Gallaudet University) Series 2021 5.00%, 04/01/2046		1,715	1,802,240
5.00%, 04/01/2051		2,635	2,743,441

	Principal Amount (000)		U.S. $ Value

District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042	$	1,785	$1,822,096
Series 2017-B 5.00%, 07/01/2037		625	644,877
5.00%, 07/01/2042		2,000	2,041,564
District of Columbia (KIPP DC Public Charter Schools) Series 2019 4.00%, 07/01/2039		4,275	4,162,865
District of Columbia (Plenary Infrastructure DC LLC State Lease) Series 2022 5.00%, 08/31/2027		620	643,771
5.50%, 02/28/2035		4,025	4,626,323
5.50%, 02/29/2036		1,625	1,878,420
5.50%, 08/31/2036		1,800	2,083,527
5.50%, 02/28/2037		3,100	3,605,050

			26,054,174

Florida – 1.2%
Florida Development Finance Corp. (United Cerebral Palsy of Central Florida, Inc.) Series 2020 5.00%, 06/01/2040		825	790,872
5.00%, 06/01/2050		3,735	3,387,903
Miami-Dade County Housing Finance Authority (Wynwood Works LLC) Series 2023-A 5.70%, 06/01/2052(a)		2,000	2,030,447
Series 2023-B 5.78%, 06/01/2027(a)		1,000	1,007,668

			7,216,890

Illinois – 8.0%
Chicago Housing Authority Series 2018-A 5.00%, 01/01/2035		3,545	3,704,515
Chicago Transit Authority (Chicago Transit Authority Sales Tax) Series 2017 5.00%, 12/01/2051		5,085	5,127,775
Chicago Transit Authority Sales Tax Receipts Fund Series 2014 5.25%, 12/01/2049		5,000	5,010,963
Series 2020-A 5.00%, 12/01/2045		7,315	7,648,909
Series 2022-A 4.00%, 12/01/2049		4,190	3,972,718
5.00%, 12/01/2057		3,770	3,913,492
Cook County Community College District No. 508 BAM Series 2017 5.00%, 12/01/2047		620	633,961
Illinois Finance Authority (Lawndale Educational & Regional Network Charter School Obligated Group) Series 2021 4.00%, 11/01/2041		2,600	2,417,683
4.00%, 11/01/2051		2,930	2,557,156
4.00%, 11/01/2056		3,850	3,293,103

	Principal Amount (000)		U.S. $ Value

Illinois Finance Authority (University of Illinois) Series 2020 4.00%, 10/01/2040	$	615	$582,079
4.00%, 10/01/2050		6,505	5,885,302
4.00%, 10/01/2055		2,000	1,780,583

			46,528,239

Indiana – 0.5%
Muncie Sanitary District AGM Series 2021-A 5.00%, 01/01/2029		685	729,591
5.00%, 07/01/2029		600	643,357
5.00%, 01/01/2030		1,000	1,077,290
5.00%, 07/01/2030		420	455,057

			2,905,295

Louisiana – 0.5%
Tangipahoa Parish Hospital Service District No. 1 Series 2021 4.00%, 02/01/2041		1,500	1,411,223
4.00%, 02/01/2042		1,500	1,398,130

			2,809,353

Maryland – 3.6%
Maryland Economic Development Corp. (Bowie State University) Series 2020 4.00%, 07/01/2050		1,200	1,058,852
Maryland Economic Development Corp. (Maryland Econ Dev Corp.-Morgan View & Thurgood Marshall Student Hsg) Series 2020 5.00%, 07/01/2050		2,500	2,572,371
Series 2022 5.00%, 07/01/2033		1,895	2,063,661
5.00%, 07/01/2034		1,840	1,999,222
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.25%, 06/30/2052		8,000	8,370,518
5.25%, 06/30/2055		5,000	5,211,229

			21,275,853

Massachusetts – 3.6%
Massachusetts Bay Transportation Authority Sales Tax Revenue Series 2024-B 5.25%, 07/01/2054		2,000	2,222,316
Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group) Series 2015-D 5.00%, 07/01/2044		7,415	7,420,640
Series 2016-E 5.00%, 07/01/2037		765	777,169
Series 2017-F 5.00%, 07/01/2030		1,475	1,525,846
Series 2023 5.25%, 07/01/2048		2,720	2,936,308

	Principal Amount (000)		U.S. $ Value

Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2036	$	1,765	$1,786,652
5.00%, 07/01/2039		2,250	2,263,174
AGM Series 2020-C 4.00%, 10/01/2045		1,090	1,052,313
Massachusetts Development Finance Agency (WGBH Educational Foundation) Series 2017-A 4.00%, 01/01/2032		825	838,535

			20,822,953

Michigan – 9.7%
Center Line Public Schools Series 2018 5.00%, 05/01/2038		895	946,486
City of Detroit MI Series 2018 5.00%, 04/01/2027		500	521,950
5.00%, 04/01/2032		770	804,919
5.00%, 04/01/2034		1,255	1,311,213
5.00%, 04/01/2035		1,500	1,566,120
5.00%, 04/01/2036		1,200	1,250,805
5.00%, 04/01/2037		1,100	1,145,468
Series 2021-A 4.00%, 04/01/2040		1,050	1,025,796
5.00%, 04/01/2033		1,125	1,214,398
5.00%, 04/01/2036		1,800	1,932,445
5.00%, 04/01/2039		1,175	1,248,840
5.00%, 04/01/2050		3,650	3,767,387
Series 2023-A 5.25%, 05/01/2028		300	320,690
5.25%, 05/01/2030		700	766,827
5.25%, 05/01/2031		600	664,330
5.25%, 05/01/2032		600	671,282
5.25%, 05/01/2033		800	904,280
6.00%, 05/01/2039		2,500	2,932,671
Detroit City School District Series 2020-A 5.00%, 05/01/2036		1,145	1,240,539
5.00%, 05/01/2037		1,150	1,240,825
5.00%, 05/01/2039		1,645	1,753,954
5.00%, 05/01/2040		1,000	1,060,882
Downriver Utility Wastewater Authority AGM Series 2018 5.00%, 04/01/2043		1,515	1,561,057
Ferris State University Series 2019-A 5.00%, 10/01/2024		2,000	2,005,676
5.00%, 10/01/2025		2,000	2,042,310
5.00%, 10/01/2026		2,185	2,261,248

	Principal Amount (000)		U.S. $ Value

Flint Hospital Building Authority (Hurley Medical Center) Series 2020 4.00%, 07/01/2035	$	1,000	$953,970
4.00%, 07/01/2038		1,575	1,477,632
4.00%, 07/01/2041		3,500	3,186,123
5.00%, 07/01/2031		2,405	2,431,075
Flint Public Library AGM Series 2020 3.00%, 05/01/2029		1,085	1,050,064
3.00%, 05/01/2030		1,175	1,126,037
Grand Rapids Public Schools AGM Series 2019 5.00%, 11/01/2040		1,800	1,900,718
Great Lakes Water Authority Water Supply System Revenue Series 2016-B 5.00%, 07/01/2046		1,225	1,245,097
Series 2020-B 5.00%, 07/01/2045		1,350	1,447,744
5.00%, 07/01/2049		1,300	1,379,933
Series 2022-A 5.00%, 07/01/2038		1,215	1,372,400
5.25%, 07/01/2039		1,925	2,196,832
5.25%, 07/01/2040		735	834,374

			56,764,397

Minnesota – 0.5%
City of Minneapolis MN (Hennepin Schools) Series 2021-A 4.00%, 07/01/2056		3,000	2,112,277
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Metro Deaf School) Series 2018-A 5.00%, 06/15/2048(a)		1,000	974,051

			3,086,328

Missouri – 0.0%
St. Louis Community College District Series 2017 4.00%, 04/01/2035		200	202,964

New Jersey – 4.7%
Essex County Improvement Authority (North Star Academy Charter School of Newark, Inc.) Series 2020 4.00%, 07/15/2040(a)		3,200	2,987,349
4.00%, 07/15/2050(a)		3,260	2,820,247
New Jersey Economic Development Authority (Foundation Academy Charter School A NJ Nonprofit Corp.) Series 2018-A 5.00%, 07/01/2050		1,000	1,001,002
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2023 5.185%, 03/01/2030		1,500	1,536,517
5.198%, 03/01/2031		1,500	1,537,744

	Principal Amount (000)		U.S. $ Value

New Jersey Economic Development Authority (New Jersey Transit Corp. State Lease) Series 2020 5.00%, 11/01/2044	$	10,925	$11,433,941
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2047		1,175	1,179,891
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2015 5.00%, 03/01/2025		3,205	3,236,551
New Jersey Economic Development Authority (State of New Jersey Division of Property Management & Construction Lease) Series 2018-C 5.00%, 06/15/2027		645	679,042
5.00%, 06/15/2042		1,000	1,028,726

			27,441,010

New York – 17.0%
Buffalo Sewer Authority Series 2021 1.75%, 06/15/2049(b)		2,380	1,763,492
Build NYC Resource Corp. (Academic Leadership Charter School) Series 2021 4.00%, 06/15/2031		200	193,154
4.00%, 06/15/2036		990	944,423
Build NYC Resource Corp. (Children’s Aid Society (The)) Series 2019 4.00%, 07/01/2044		1,890	1,838,078
4.00%, 07/01/2049		600	570,002
Build NYC Resource Corp. (Classical Charter School, Inc.) Series 2023 4.75%, 06/15/2058		760	740,438
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2052(a)		1,250	1,309,678
5.75%, 06/01/2062(a)		7,000	7,298,052
Build NYC Resource Corp. (Global Community Charter School) Series 2022 4.00%, 06/15/2032		900	905,780
5.00%, 06/15/2042		2,800	2,874,787
5.00%, 06/15/2052		1,520	1,533,657
5.00%, 06/15/2057		1,300	1,307,455
Build NYC Resource Corp. (Inwood Academy for Leadership Charter School) Series 2018-A 5.50%, 05/01/2048(a)		500	508,404

	Principal Amount (000)		U.S. $ Value

Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2057	$	1,625	$1,684,941
5.25%, 07/01/2062		2,000	2,067,092
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(a)		3,260	3,268,450
Series 2017-A 5.00%, 06/01/2047(a)		1,725	1,735,582
Metropolitan Transportation Authority Series 2014-D 5.00%, 11/15/2039		4,000	4,011,844
Series 2017-C 5.00%, 11/15/2033		1,000	1,058,899
Series 2020-C 4.75%, 11/15/2045		6,015	6,177,626
5.25%, 11/15/2055		17,020	17,927,753
Series 2020-D 4.00%, 11/15/2050		5,000	4,794,724
Series 2020-E 4.00%, 11/15/2045		3,000	2,929,361
5.00%, 11/15/2030		2,595	2,857,004
5.00%, 11/15/2032		3,250	3,560,339
Series 2021-A 4.00%, 11/15/2041		7,500	7,492,390
BAM Series 2024-A 4.00%, 11/15/2048		4,500	4,372,386
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2040(a)		1,895	1,944,549
New York City Health and Hospitals Corp. (New York City Health and Hospital Corp. Lease) Series 2021-A 4.00%, 02/15/2045		1,110	1,090,011
New York Power Authority (New York Power Authority SFP Transmission Project) AGM Series 2023 5.00%, 11/15/2053		4,000	4,376,015
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2032		375	386,198
5.00%, 08/01/2034		750	772,033
AGM Series 2020 3.00%, 09/01/2050		2,000	1,544,287
New York Transportation Development Corp. (Elevated Accessibility Enhancements Holding Co., LLC) Series 2023 6.971%, 06/30/2051		2,000	2,056,438
Onondaga Civic Development Corp. (Crouse Health Hospital Inc Obligated Group) Series 2024 5.125%, 08/01/2044		1,250	1,268,417

			99,163,739

	Principal Amount (000)		U.S. $ Value

North Carolina – 0.8%
North Carolina Central University Series 2019 4.00%, 04/01/2049	$	2,270	$2,109,550
5.00%, 04/01/2044		2,500	2,575,105

			4,684,655

Ohio – 2.6%
American Municipal Power, Inc. (American Municipal Power Solar Electricity Prepayment Revenue) Series 2019 5.00%, 02/15/2044		2,150	2,245,915
Cleveland-Cuyahoga County Port Authority (Cleveland Museum of Natural History (The)) Series 2021 4.00%, 07/01/2051		1,370	1,247,675
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042		4,365	4,414,654
5.25%, 02/15/2047		1,500	1,526,739
County of Darke OH (Wayne Hospital Co. Obligated Group) Series 2019-A 5.00%, 09/01/2049		2,690	2,438,393
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.25%, 01/01/2041		2,000	2,119,122
5.25%, 01/01/2052		1,000	1,040,649

			15,033,147

Oklahoma – 1.9%
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2033		2,100	2,168,836
5.50%, 08/15/2057		3,365	3,459,432
Series 2022-A 5.50%, 08/15/2041		5,000	5,216,544

			10,844,812

Pennsylvania – 8.5%
City of Philadelphia PA Water & Wastewater Revenue Series 2018-A 5.00%, 10/01/2048		3,050	3,187,608
Series 2019-B 5.00%, 11/01/2049		3,095	3,250,622
Series 2020-A 5.00%, 11/01/2045		5,000	5,379,042

	Principal Amount (000)		U.S. $ Value

Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2037	$	2,585	$2,522,664
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032		885	898,608
5.00%, 07/01/2034		2,130	2,160,206
AGM Series 2022 4.00%, 07/01/2040		4,475	4,479,673
Philadelphia Authority for Industrial Development (City of Philadelphia PA) Series 2018 5.00%, 05/01/2036		1,620	1,716,776
5.00%, 05/01/2037		1,390	1,472,417
5.00%, 05/01/2038		1,000	1,058,160
AGM Series 2017 5.00%, 12/01/2035		200	211,958
Philadelphia Authority for Industrial Development (Russell Byers Charter School) Series 2020 5.00%, 05/01/2040		2,100	2,110,979
Philadelphia Energy Authority (The) (City of Philadelphia PA Lease) Series 2023 5.00%, 11/01/2036		1,500	1,697,302
5.00%, 11/01/2039		1,850	2,048,093
5.00%, 11/01/2040		700	769,505
5.00%, 11/01/2041		1,265	1,385,762
5.00%, 11/01/2042		1,050	1,144,496
5.00%, 11/01/2043		750	815,172
Pittsburgh Water & Sewer Authority AGM Series 2019-A 5.00%, 09/01/2044		2,000	2,111,781
AGM Series 2020-B 4.00%, 09/01/2045		2,250	2,229,422
4.00%, 09/01/2050		2,500	2,469,054
AGM Series 2023-A 4.25%, 09/01/2053		2,500	2,484,564
School District of the City of Erie (The) AGM Series 2019-A 5.00%, 04/01/2031		930	992,539
AGM Series 2019-C 5.00%, 04/01/2028		1,850	1,956,281
5.00%, 04/01/2029		1,000	1,070,403

			49,623,087

Rhode Island – 2.6%
Providence Public Building Authority (City of Providence RI Lease) AGM Series 2020-A 5.00%, 09/15/2030		2,890	3,096,810
5.00%, 09/15/2031		5,110	5,468,639

	Principal Amount (000)		U.S. $ Value

Rhode Island Health and Educational Building Corp. (City of Providence RI) BAM Series 2021-D 4.00%, 05/15/2038	$	2,930	$3,002,623
4.00%, 05/15/2040		1,375	1,391,956
4.00%, 05/15/2041		2,485	2,498,893

			15,458,921

Texas – 0.4%
City of Mission TX BAM Series 2021 5.00%, 02/15/2028		1,000	1,055,197
5.00%, 02/15/2029		1,000	1,065,957
El Paso County Hospital District Series 2017 5.00%, 08/15/2037		370	376,472

			2,497,626

Washington – 0.6%
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044		3,600	3,652,115

West Virginia – 1.2%
Morgantown Utility Board, Inc. Series 2018-B 5.00%, 12/01/2043		2,555	2,664,540
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2016-A 4.00%, 06/01/2031		2,800	2,810,260
Series 2017-A 5.00%, 06/01/2047		1,775	1,806,800

			7,281,600

Wisconsin – 4.4%
City of Milwaukee WI Sewerage System Revenue Series 2021-S 5.00%, 06/01/2030		1,000	1,082,924
5.00%, 06/01/2031		1,000	1,095,073
Wisconsin Health & Educational Facilities Authority (Hmong American Peace Academy Ltd.) Series 2020 5.00%, 03/15/2050		3,520	3,549,587
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)		4,430	4,255,951
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.125%, 07/01/2058(a)		1,000	1,033,879

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (NC A&T Real Estate Foundation LLC) Series 2019 5.00%, 06/01/2034	$ 1,000	$1,038,295
5.00%, 06/01/2044	6,315	6,404,438
Wisconsin Public Finance Authority (Scotland Health Care System Obligated Group) Series 2021-A 4.00%, 10/01/2047	8,255	7,530,316

		25,990,463

Total Municipal Obligations (cost $591,575,751)		572,646,142

	Shares

SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.20%(c) (d) (e) (cost $5,626,225)	5,626,225	5,626,225

Total Investments – 98.9% (cost $597,201,976)(f)		578,272,367
Other assets less liabilities – 1.1%		6,648,249

Net Assets – 100.0%		$584,920,616

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	15,600	07/31/2029	1 Day SOFR	3.986%	Annual	$(7,532)	$—	$(7,532)
USD	12,400	07/31/2029	1 Day SOFR	4.461%	Annual	362,993	—	362,993
USD	11,000	07/31/2029	1 Day SOFR	3.975%	Annual	3,423	—	3,423
USD	10,000	07/31/2029	1 Day SOFR	3.938%	Annual	6,361	—	6,361
USD	29,500	07/31/2030	1 Day SOFR	4.016%	Annual	(269,317)	—	(269,317)
USD	28,600	11/01/2030	1 Day SOFR	4.518%	Annual	1,141,225	—	1,141,225
USD	16,000	07/31/2031	1 Day SOFR	4.181%	Annual	441,557	—	441,557
USD	33,400	12/19/2033	3.571%	1 Day SOFR	Annual	648,728	—	648,728

						$2,327,438	$—	$2,327,438

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2024, the aggregate market value of these securities amounted to $73,722,467 or 12.6% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2024.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of July 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,802,727 and gross unrealized depreciation of investments was $(26,404,898), resulting in net unrealized depreciation of $(16,602,171).

As of July 31, 2024, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 11.3% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

DOT – Department of Transportation

SOFR – Secured Overnight Financing Rate

AB Impact Municipal Income Shares

July 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$572,646,142	$—	$572,646,142
Short-Term Investments	5,626,225	—	—	5,626,225

Total Investments in Securities	5,626,225	572,646,142	—	578,272,367
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	2,604,287	—	2,604,287
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(276,849)	—	(276,849)

Total	$5,626,225	$574,973,580	$—	$580,599,805

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended July 31, 2024 is as follows:

Fund	Market Value 04/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,016	$33,015	$29,405	$5,626	$37